SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2015
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
10. SUBSEQUENT EVENTS
In October 2015, the Company declared a cash dividend of $0.15 per share with respect to the 3rd quarter of 2015, which was paid to shareholders on November 11, 2015.
In November 2015, NAT entered into an agreement to purchase 1,521,300 shares in NAO, increasing the NAT shareholding in NAO from 19.8% to 26.5%.